Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net loss	$ (29,026)	$ (110,780)
Adjustments for:
Depreciation of property and equipment	4,729	3,153
Depreciation of right-of-use assets	3,778	3,308
Amortization of intangible assets	33,932	31,609
Amortization of development costs	2,705	1,281
Income tax expense (recovery)	(2,932)	6,390
Income tax paid	(4,473)	(2,752)
Income tax refunds	450	1,197
Share-based compensation expense	3,100	9,929
Interest on obligation on right-of-use assets	476	442
Unrealized foreign exchange loss	193	174
Goodwill Impairment	22,507	91,685
Accretion expense	435	798
Gain on lease modification	(36)	(105)
Loss on disposal of property and equipment	409	266
Gain on change in fair value of consideration payable	(2,975)	(2,254)
Changes in working capital
Trade and other receivables	(15)	1,555
Inventories	(544)	(5,190)
Contract assets	(881)	(2,198)
Other assets	231	(611)
Sales tax payable	(301)	(930)
Accounts payable and accrued liabilities	(4,491)	(3,234)
Provisions	37	(242)
Other non current liabilities	(305)	(81)
Contract liabilities	(516)	(2,353)
Net cash provided by operating activities	26,487	21,057
Investing activities
Purchase of property and equipment	(4,016)	(1,868)
Development costs	(7,250)	(3,237)
Business combinations, net of cash and cash equivalents acquired	0	(50,712)
Net cash flows used in investing activities	(11,266)	(55,817)
Financing activities
Proceeds from operating facility and loan	13,900	45,000
Repayments of operating facility and loan	(17,700)	(15,338)
Repayment of lease obligations on right-of-use assets	(4,072)	(3,407)
Payment of consideration payable	(8,334)	(1,421)
Common shares purchased and cancelled	(605)	0
Issuance of common shares for stock options exercised	44	532
Net cash flows provided by (used in) financing activities	(16,767)	25,366
Increase (decrease) in cash and cash equivalents	(1,546)	(9,394)
Cash and cash equivalents, beginning of the year	12,702	22,096
Cash and cash equivalents, end of the year	$ 11,156	$ 12,702